LEASE - Operating leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases, gross difference
Total future minimum lease payments	$ 28,903
Less: imputed interest	467	$ 2,236
NPV for future minimum lease payments	$ 28,436	$ 39,485